Catalyst Dividend Capture VA Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Catalyst Dividend Capture VA Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, on January 25, 2017 (SEC Accession No. 0001580642-17-000404).